Long-term Investments, Net (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Summary of equity method investments

	December 31, 2021	December 31, 2022

	RMB in thousands
Equity investments accounted for using the measurement alternative	3,344,465	2,844,630
Equity investments accounted for using the equity method	1,235,289	1,923,144
Investments accounted for at fair value	922,770	883,244

Total	5,502,524	5,651,018